Other Non-Current Assets, Net	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets, Net
NOTE 8—OTHER
NON-CURRENT
ASSETS, NET
As of December 31, 2021 and 2020, other
non-current
assets, net consisted of the following (in millions):

	December 31,
	2021	2020
Contract assets, net of current expected credit losses	$103	$48
Advances and other asset conveyances to third parties to support LNG terminal	24	22
Operating lease assets	4	5
Information technology service prepayments	3	3
Tax-related payments and receivables	2	3
Other	9	6

Total other non-current assets, net	$145	$87